Exhibit 99.1

World Omni Auto Receivables Trust 2014-B

Monthly Servicer Certificate

July 31, 2016

Dates Covered
Collections Period	07/01/16 - 07/31/16
Interest Accrual Period	07/15/16 - 08/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/16	484,230,215.26	28,888
Yield Supplement Overcollateralization Amount 06/30/16	18,375,485.93	0
Receivables Balance 06/30/16	502,605,701.19	28,888
Principal Payments	19,662,293.79	541
Defaulted Receivables	978,649.05	48
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/16	13,505,159.08	0
Pool Balance at 07/31/16	468,459,599.27	28,299

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	45.33%

Prepayment ABS Speed	1.02%

Overcollateralization Target Amount	21,080,681.97
Actual Overcollateralization	21,080,681.97

Weighted Average APR	3.64%
Weighted Average APR, Yield Adjusted	5.29%
Weighted Average Remaining Term	45.08

Delinquent Receivables:
Past Due 31-60 days	8,867,666.48	435
Past Due 61-90 days	2,273,099.08	117
Past Due 91-120 days	347,825.12	23
Past Due 121+ days	0.00	0
Total	11,488,590.68	575

Total 31+ Delinquent as % Ending Pool Balance	2.45%

Recoveries	594,038.17

Aggregate Net Losses/(Gains) - July 2016	384,610.88

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.92%
Prior Net Losses Ratio	0.55%
Second Prior Net Losses Ratio	0.78%
Third Prior Net Losses Ratio	1.17%
Four Month Average	0.86%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.11%

Flow of Funds	$ Amount

Collections	21,728,140.87
Advances	23.45
Investment Earnings on Cash Accounts	5,959.86
Servicing Fee	(418,838.08)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	21,315,286.10

Distributions of Available Funds
(1) Class A Interest	468,044.36
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	15,060,938.27
(7) Distribution to Certificateholders	5,752,617.22
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	21,315,286.10

Servicing Fee	418,838.08
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 07/15/16	462,439,855.57
Principal Paid	15,060,938.27
Note Balance @ 08/15/16	447,378,917.30

Class A-1
Note Balance @ 07/15/16	0.00
Principal Paid	0.00
Note Balance @ 08/15/16	0.00
Note Factor @ 08/15/16	0.0000000%

Class A-2a
Note Balance @ 07/15/16	0.00
Principal Paid	0.00
Note Balance @ 08/15/16	0.00
Note Factor @ 08/15/16	0.0000000%

Class A-2b
Note Balance @ 07/15/16	0.00
Principal Paid	0.00
Note Balance @ 08/15/16	0.00
Note Factor @ 08/15/16	0.0000000%

Class A-3
Note Balance @ 07/15/16	334,109,855.57
Principal Paid	15,060,938.27
Note Balance @ 08/15/16	319,048,917.30
Note Factor @ 08/15/16	90.1268128%

Class A-4
Note Balance @ 07/15/16	107,600,000.00
Principal Paid	0.00
Note Balance @ 08/15/16	107,600,000.00
Note Factor @ 08/15/16	100.0000000%

Class B
Note Balance @ 07/15/16	20,730,000.00
Principal Paid	0.00
Note Balance @ 08/15/16	20,730,000.00
Note Factor @ 08/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	501,730.61
Total Principal Paid	15,060,938.27
Total Paid	15,562,668.88

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.48135%
Coupon	0.71135%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	317,404.36
Principal Paid	15,060,938.27
Total Paid to A-3 Holders	15,378,342.63

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5076549
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.2387748
Total Distribution Amount	15.7464297

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8966225
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	42.5450234
Total A-3 Distribution Amount	43.4416459

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 06/30/16	95,690.38
Balance as of 07/31/16	95,713.83
Change	23.45

Reserve Account
Balance as of 07/15/16	2,527,722.68
Investment Earnings	642.33
Investment Earnings Paid	(642.33)
Deposit/(Withdrawal)	-
Balance as of 08/15/16	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68